FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share Price
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, increase in share price (as a percent)	5.00%
Sensitivity analysis, decrease in share price (as a percent)	5.00%
Share Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	$ (1,962,781)	$ 649,556
Impact of 5% decrease in value of share price	(1,920,539)	611,596
Warrant Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	(712,629)	(664,204)
Conversion Option Price | Warrant
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase (decrease) in value of share price	2,078,530	0
Impact of 5% decrease in value of share price	(2,039,801)	$ 0
SIF and IQ Loan | Amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	34,622,504		$ 16,571,800
SIF and IQ Loan | FVTPL | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 25,282,100		$ 15,026,548